Provision for Current and Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal			$ 3,403	$ 0	$ 0
State			480	200	89
Foreign			134	42	13
Total current provision			4,017	242	102
Deferred
Federal			(1,050)	343	0
State			(139)	(46)	0
Foreign			(51)	(16)	0
Total deferred provision (benefit)			(1,240)	281	0
Total provision for income	$ (1,678)	$ 4,052	$ 2,777	$ 523	$ 102